Share based compensation - Option Activity (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares
Share-based compensation
Number of options outstanding at beginning of year	5,940,452
Number of options vested	(3,447,048)
Number of options outstanding at end of year	2,493,404		5,940,452
Weighted average exercise price of share options outstanding at beginning of period | ¥ / shares		¥ 0.007
Weighted average exercise price of share options outstanding at end of period | ¥ / shares		¥ 0.007		¥ 0.007
Weighted average grant date fair value of share options outstanding at beginning of year	$ 28.01
Weighted average grant date fair value of share options outstanding at end of year		¥ 28.01	$ 28.01
Granted during the year
Share-based compensation
Number of options granted			5,940,452
Weighted average exercise price of share options granted as of June 1, 2019 | ¥ / shares				¥ 0.007
Weighted average grant date fari value of share options granted as of June 1, 2019 | ¥				¥ 28.01